Temporary Equity	12 Months Ended
Dec. 31, 2023
Temporary Equity Disclosure [Abstract]
Convertible Preferred Shares
9. Ordinary Share Warrants
In November 2023, 1,187,087 Class A shares were issued upon the cashless exercise of the outstanding warrants to purchase ordinary shares.
As of December 31, 2023 and 2022, the following warrants were issued and outstanding:

	As of December 31, 2023
	Issued and Outstanding Share Warrants		Weighted-Average Exercise Price		Expiration Date
	Class A Ordinary Shares	Class B Ordinary Shares	Class A Ordinary Shares	Class B Ordinary Shares
Warrants issued to customers	499,500	—	$0.01	$—	June 2028
Total	499,500	—